                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Assets Investment Management, LLC
            ------------------------------------------
Address:    11455 El Camino Real
            ------------------------------------------
            Suite 363
            ------------------------------------------
            San Diego, CA 92130
            ------------------------------------------


 Form 13F File Number: 28-12131
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ernest S. Rady
          --------------------------------------------
Title:    Chief Investment Officer
          --------------------------------------------
Phone:    858-350-2600
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/  Ernest S. Rady              San Diego, CA                   8/13/2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:

          Form 13-F File Number      Name

          028-11688                  Insurance Company of the West

                                    Form 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                47
                                              -----------------------

Form 13F Information Table Value Total:       $   128,066
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.        Form 13-F File Number      Name

           1        028-11688                   Insurance Company of the West
         -----          ------------------      -----------------------------

                           Form 13-F Information Table
                               as of June 30, 2007

                                                                                                                   VOTING AUTHORITY
                                           TITLE
                                           OF                 VALUE      SHARES/  SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                             CLASS     CUSIP   (x$1000)    PRN AMT  PRN  CALL DSCRETN  MANAGERS     SOLE  SHARED  NONE

ALTRIA GROUP INC                            com    02209s103   7,575     108,000   SH         sole              108,000
AMERICAN INTERNATIONAL GROUP INC            com    026874107   3,011      43,000   SH         sole               43,000
ANARDARKO PETROLEUM CORP                    com    032511107   1,820      35,000   SH         sole               35,000
BANK OF AMERICA CORP                        com    060505104   3,862      79,000   SH         sole               79,000
BEAR STEARNS COMPANIES INC                  adr    073902108   2,100      15,000   SH         sole               15,000
BP P L C SPONSORED ADR (FRM BP AMOCO PLC)   com    055622104   6,853      95,000   SH         sole               95,000
CAPITAL ONE FINANCIAL CORP                  com    14040h105   5,883      75,000   SH         sole               75,000
CARDINAL HEALTH INC                         com    14149y108   1,060      15,000   SH         sole               15,000
CATERPILLAR INC                             com    149123101   1,957      25,000   SH         sole               25,000
CHESAPEAKE ENERGY CORP                      com    165167107     585      16,900   SH         sole               16,900
CHEVRON CORPORATION                         com    166764100   6,234      74,000   SH         sole               74,000
CHUBB CORP                                  com    171232101   2,923      54,000   SH         sole               54,000
CINCINNATI FINANCIAL CORP                   com    172062101   1,085      25,000   SH         sole               25,000
CITIGROUP INC                               com    172967101     513      10,000   SH         sole               10,000
COCA COLA CO                                com    191216100   3,400      65,000   SH         sole               65,000
COLGATE PALMOLIVE CO                        com    194162103     649      10,000   SH         sole               10,000
COMCAST CORP NEW CL A                       com    20030n101   3,164     112,500   SH         sole              112,500
CONOCOPHILLIPS                              com    20825c104   5,652      72,000   SH         sole               72,000
D R HORTON                                  com    23331a109     498      25,000   SH         sole               25,000
ELI LILLY & CO                              com    532457108   1,956      35,000   SH         sole               35,000
EXXON MOBIL CORP                            com    30231g102   2,097      25,000   SH         sole               25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)          com    313586109   2,613      40,000   SH         sole               40,000
FIDELITY NATIONAL FINANCIAL INC             com    316326107     579      24,454   SH         sole               24,454
FIDELITY NATIONAL INFORMATION SERVICES      com    31620m106     583      10,748   SH         sole               10,748
FREDDIE MAC-VOTING COMMON (FORMERLY FEDERA  com    313400301   3,035      50,000   SH         sole               50,000
GENERAL ELECTRIC CO                         com    369604103   4,594     120,000   SH         sole              120,000
GENERAL MILLS INC                           com    370334104   2,921      50,000   SH         sole               50,000
GLAXOSMITHKLINE PLC SPONSORED ADR(FRM GLAX  com    37733w105   2,095      40,000   SH         sole               40,000
HARTFORD FINANCIAL SERVICES GROUP INC       com    416515104   3,448      35,000   SH         sole               35,000
HOME DEPOT INC                              com    437076102   1,180      30,000   SH         sole               30,000
INDYMAC BANCORP INC                         com    456607100   1,517      52,000   SH         sole               52,000
JOHNSON & JOHNSON                           com    478160104   3,697      60,000   SH         sole               60,000
JPMORGAN CHASE & CO FORMERLY J P MORGAN CH  com    46625h100   2,907      60,000   SH         sole               60,000
KRAFT FOODS INC CL A                        com    50075n104   2,512      71,278   SH         sole               71,278
KROGER CO                                   com    501044101     563      20,000   SH         sole               20,000
MARSH & MCLENNAN COMPANIES INC              com    571748102   2,316      75,000   SH         sole               75,000
MCDONALDS CORP                              com    580135101   1,777      35,000   SH         sole               35,000
MICROSOFT                                   com    594918104   2,063      70,000   SH         sole               70,000
MORGAN STANLEY                              com    617446448   4,194      50,000   SH         sole               50,000
OVERSEAS SHIPHOLDING GROUP INC              com    690368105   5,291      65,000   SH         sole               65,000
PFIZER INC                                  com    717081103   2,173      85,000   SH         sole               85,000
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG  adr    780259206   2,842      35,000   SH         sole               35,000
UNUMPROVIDENT CORP                          com    91529y106   4,439     170,000   SH         sole              170,000
USG                                         com    903293405   1,226      25,000   SH         sole               25,000
VIACOM INC NEW CLASS B                      com    92553p201   1,249      30,000   SH         sole               30,000
WAL-MART STORES INC                         com    931142103   3,368      70,000   SH         sole               70,000
WYETH COM                                   com    983024100   2,007      35,000   SH         sole               35,000
TOTAL                                        47              128,066   2,422,880                              2,422,880